Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets stated at cost less accumulated amortization
	As of December 31,
	2022	2021
Copyrights of course videos	$4,876,413	$5,326,829
Intellectual property rights	4,498,261	-
Intangible assets, cost	9,374,674	5,326,829
Less:
Accumulated amortization	(2,852,753)	(1,731,852)
Impairment	(2,559,271)	-
Intangible assets, net	$3,962,650	$3,594,977

Schedule of future amortization of intangible asset
2023	$716,271
2024	716,271
2025	716,271
2026	716,271
2027 and thereafter	1,097,568
Total	$3,962,650